Item 1. Schedule of Investments:

Putnam AMT-Free Insured Municipal Fund

The fund's portfolio
10/31/05 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (98.8%)(a)

	Rating
	(RAT)	Principal amount	Value

Alabama (0.2%)
AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. A-1, GNMA Coll., FNMA Coll., 6.05s,
4/1/17	Aaa	$560,000	$583,862

Alaska (1.2%)
AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A, 4.4s, 12/1/31	Aaa	4,190,000	4,233,702

Arkansas (0.5%)
Little Rock G.O. Bonds (Cap. Impt.), FSA, 3.95s, 4/1/19	Aaa	1,795,000	1,805,178

California (10.9%)
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A, AMBAC, 5 1/2s, 5/1/13	Aaa	12,000,000	13,258,320
CA State Public Wks. Board Rev. Bonds (Dept. Hlth. Svcs. Richmond Laboratory), Ser. B, XLCA,
5s, 11/1/23	Aaa	2,445,000	2,528,595
CA Statewide Cmnty. Dev. Auth. COP (Motion Picture & TV Fund), AMBAC, 5.35s, 1/1/24	Aaa	3,000,000	3,008,880
Golden State Tobacco Securitization Corp. Rev. Bonds (Tobacco Settlement), Ser. B, AMBAC, 5s,
6/1/38 (Prerefunded)	Aaa	2,475,000	2,662,135
Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, zero
%, 8/1/17	Aaa	2,100,000	1,233,813
Los Angeles, Unified School Dist. G.O. Bonds (Election of 2004), Ser. C, FGIC, 5s, 7/1/26	Aaa	2,745,000	2,852,357
San Diego Cnty., Wtr. Auth. COP, FGIC, 5.681s, 4/23/08	Aaa	7,000,000	7,428,400
San Diego, Unified School Dist. G.O. Bonds (Election of 1998), Ser. E, FSA, 5 1/4s, 7/1/19	Aaa	2,000,000	2,193,480
Santa Ana, Fin. Auth. Lease Rev. Bonds (Police Admin. & Hldg. Fac.), Ser. A, MBIA, 6 1/4s,
7/1/17	Aaa	3,680,000	4,369,669

			39,535,649

Colorado (2.6%)
CO Hlth. Fac. Auth. Rev. Bonds (Cmnty. Provider Pooled Loan Program), Ser. A, FSA, 7 1/4s,
7/15/17	Aaa	66,000	66,402
Denver, City & Cnty. Arpt. Rev. Bonds, MBIA, 5 1/2s, 11/15/25	Aaa	5,000,000	5,157,550
Weld Cnty. School Dist. G.O. Bonds, FSA, 5 1/2s, 12/1/19	Aaa	4,000,000	4,309,560

			9,533,512

Florida (8.1%)
Hernando Cnty., Rev. Bonds (Criminal Justice Complex Fin.), FGIC, 7.65s, 7/1/16	Aaa	13,675,000	17,874,182
Orlando & Orange Cnty., Expressway Auth. Rev. Bonds, FGIC, 8 1/4s, 7/1/14	Aaa	5,000,000	6,550,800
Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist. Loan Program), FSA, 7.15s, 11/1/15	Aaa	3,935,000	4,944,209

			29,369,191

Georgia (1.8%)
Fulton Cnty., Dev. Auth. Rev. Bonds (Klaus Pkg. & Fam. Hsg. Project), MBIA, 5 1/4s, 11/1/20	Aaa	3,360,000	3,616,368
GA Muni. Elec. Auth. Rev. Bonds, AMBAC, 5s, 1/1/26	Aaa	2,500,000	2,609,650
GA Muni. Elec. Pwr. Auth. Rev. Bonds, Ser. Y, AMBAC, 6.4s, 1/1/13 (Prerefunded)	Aaa	415,000	473,922

			6,699,940

Hawaii (0.5%)
HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single Fam. Mtge.), Ser. B, 3.7s, 1/1/22	Aaa	2,000,000	1,979,980

Illinois (7.7%)
Chicago, G.O. Bonds, Ser. A, AMBAC
5 5/8s, 1/1/39 (Prerefunded)	Aaa	5,345,000	5,950,589
5 5/8s, 1/1/39	Aaa	155,000	167,615
Chicago, Board of Ed. G.O. Bonds, Ser. A, MBIA, 5 1/4s, 12/1/19	Aaa	1,500,000	1,597,410
Cicero, G.O. Bonds, Ser. A, XLCA, 5 1/4s, 1/1/21	AAA	2,250,000	2,391,030
Cook Cnty., G.O. Bonds, Ser. D, AMBAC, 5 1/4s, 11/15/21	Aaa	4,385,000	4,660,071
Du Page Cnty., Cmnty. High School Dist. G.O. Bonds (Dist. No. 108 - Lake Park), FSA, 5.6s,
1/1/20	Aaa	1,000,000	1,094,160
IL G.O. Bonds, Ser. 1, MBIA, 5 1/4s, 10/1/19	Aaa	5,000,000	5,364,600
Regl. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 8s, 6/1/17	Aaa	5,000,000	6,655,450

			27,880,925

Indiana (5.6%)
Anderson, Indpt. School Bldg. Corp. G.O. Bonds (First Mtg.), FSA, 5 1/2s, 1/15/28	AAA	1,655,000	1,791,521
Brownsburg Ind. 1999 School Bldg. Corp. Rev. Bonds (1st Mtge.), Ser. A, FSA
5 1/4s, 9/15/19	Aaa	3,465,000	3,801,244
5 1/4s, 9/15/18	Aaa	3,295,000	3,614,747
Center Grove, Bldg. Rev. Bonds, AMBAC, 5 1/2s, 1/15/26 (Prerefunded)	Aaa	6,605,000	7,256,847
Center Grove, Ind. Bldg. Corp. Rev. Bonds (First Mtg.), FGIC, 5s, 7/15/25	AAA	1,345,000	1,394,093
Evansville Vanderburgh Pub. Leasing Corp. Rev. Bonds (1st Mtge.), MBIA, 5 3/4s, 7/15/18
(Prerefunded)	Aaa	1,000,000	1,115,520
IN State Hsg. Fin. Auth. Rev. Bonds (Single Family Mtge.), Ser. A-1, GNMA Coll., FNMA Coll.
4.2s, 7/1/17	Aaa	260,000	256,682
4.15s, 7/1/16	Aaa	375,000	370,526
4.1s, 7/1/15	Aaa	115,000	113,729
3.95s, 7/1/14	Aaa	355,000	351,134
3.9s, 1/1/14	Aaa	250,000	247,405

			20,313,448

Kansas (0.5%)
Olathe, Hlth. Fac. VRDN (Olathe Med. Ctr.), Ser. A, AMBAC, 2.73s, 9/1/32	A-1+	1,655,000	1,655,000

Kentucky (0.8%)
KY Econ. Dev. Fin. Auth. Hosp. Fac. VRDN (Baptist Hlth. Care), Ser. C, 2.72s, 8/15/31	VMIG1	2,900,000	2,900,000

Louisiana (2.5%)
Ernest N. Morial-New Orleans Exhibit Hall Auth. Special Tax, AMBAC, 5s, 7/15/20	AAA	5,730,000	6,003,321
LA Rev. Bonds, Ser. A, AMBAC, 5 3/8s, 6/1/19	Aaa	3,000,000	3,174,150

			9,177,471

Massachusetts (3.9%)
MA State Special Oblig. Dedicated Tax Rev. Bonds, FGIC
5 1/4s, 1/1/24 (Prerefunded)	Aaa	1,000,000	1,084,800
5 1/4s, 1/1/23 (Prerefunded)	Aaa	1,000,000	1,084,800
5 1/4s, 1/1/22 (Prerefunded)	Aaa	11,000,000	11,932,800

			14,102,400

Michigan (7.0%)
Ann Arbor, Bldg. Auth. G.O. Bonds, Ser. A, MBIA, 5s, 3/1/19	Aaa	1,470,000	1,547,146
Detroit, Rev. Bonds, Ser. B, FGIC, 5 1/4s, 7/1/20	Aaa	720,000	765,526
Detroit, City School Dist. G.O. Bonds (School Bldg. & Site Impt.), Ser. B, FGIC, 5s, 5/1/25	Aaa	7,990,000	8,251,992
Kent, Hosp. Fin. Auth. Rev. Bonds (Spectrum Hlth. Care), Ser. A, MBIA, 5 1/2s, 1/15/17
(Prerefunded)	AAA	500,000	552,070
MI State Hosp. Fin. Auth. Rev. Bonds (Mercy Hlth.), Ser. X
6s, 8/15/34	AAA	3,350,000	3,641,216
MBIA, 6s, 8/15/34 (Prerefunded)	AAA	1,650,000	1,810,578
MI State Strategic Fund, Ltd. Rev. Bonds (Detroit Edison Co.), AMBAC
7s, 5/1/21	Aaa	4,000,000	5,122,680
4.85s, 9/1/30	Aaa	3,500,000	3,638,355

			25,329,563

Mississippi (1.1%)
MS Dev. Bk. Special Obligation Rev. Bonds (Waste Wtr. & Solid Waste Mgt.), Ser. A, FSA
5 3/8s, 2/1/19	Aaa	1,855,000	1,998,206
5 3/8s, 2/1/18	Aaa	1,755,000	1,892,768

			3,890,974

Montana (0.5%)
Forsyth, Poll. Control Mandatory Put Bonds (Avista Corp.), AMBAC, 5s, 12/30/08	Aaa	1,725,000	1,783,374

Nevada (1.0%)
Clark Cnty., Rev. Bonds, Ser. B, FGIC, 5 1/4s, 7/1/20 (Prerefunded)	Aaa	3,500,000	3,789,485

New Hampshire (1.8%)
NH Muni. Bond Bank Rev. Bonds, Ser. C, MBIA, 5s, 3/15/25	Aaa	1,195,000	1,234,650
NH State Tpk. Syst. Rev. Bonds, FGIC, 6.806s, 11/1/17	Aaa	5,000,000	5,280,100

			6,514,750

New Jersey (4.5%)
NJ Econ. Dev. Auth. Rev. Bonds
(School Fac. Construction), Ser. F, FGIC, 5 1/4s, 6/15/21 (Prerefunded)	Aaa	10,000,000	10,943,800
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	5,000,000	5,217,500

			16,161,300

New York (6.3%)
Nassau Cnty., Hlth. Care Syst. Rev. Bonds (Nassau Hlth. Care Corp.), FSA
6s, 8/1/13 (Prerefunded)	Aaa	4,610,000	5,121,157
6s, 8/1/12 (Prerefunded)	Aaa	2,285,000	2,538,361
Nassau Cnty., Interim Fin. Auth. Rev. Bonds, Ser. A, MBIA, 5s, 11/15/15	Aaa	1,500,000	1,625,520
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s, 7/1/25	Aaa	1,000,000	1,041,150

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. B, AMBAC, 5s, 6/15/28	Aaa	3,000,000	3,113,280
NY State Dorm. Auth. Rev. Bonds (Brooklyn Law School), Ser. B, XLCA
5 3/8s, 7/1/22	Aaa	2,270,000	2,460,067
5 3/8s, 7/1/20	Aaa	2,215,000	2,405,003
NY State Hwy. Auth. Rev. Bonds (Hwy. & Bridge Trust Fund), Ser. B, FGIC, 5s, 4/1/17	AAA	1,500,000	1,605,210
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A, AMBAC, 5s, 10/15/29	Aaa	3,000,000	3,122,910

			23,032,658

North Carolina (4.0%)
Metropolitan Pier & Exposition Auth. Rev. Bonds (McCormack Place Expansion Project), FGIC, 5
1/2s, 12/15/24	Aaa	6,000,000	6,457,860
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. A, MBIA, 5 1/4s, 1/1/19	Aaa	7,500,000	8,010,975

			14,468,835

Ohio (1.6%)
Cleveland, G.O. Bonds, Ser. A, AMBAC, 5s, 10/1/21	Aaa	2,920,000	3,073,796
Cleveland-Cuyahoga Cnty., Port. Auth. Rev. Bonds (Rock & Roll Hall of Fame), FSA, 3.6s,
12/1/14	Aaa	1,000,000	999,970
Morley Library Dist. G.O. Bonds (Lake Cnty. Dist. Library), AMBAC, 5 1/4s, 12/1/19	Aaa	1,535,000	1,649,281
OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser. 85-A, FGIC, zero %, 1/15/15	Aaa	45,000	18,172

			5,741,219

Oklahoma (0.9%)
OK City Arpt. Trust Rev. Bonds, Ser. A, FSA, 5 1/4s, 7/1/21	Aaa	3,000,000	3,139,680

Pennsylvania (1.9%)
Erie Cnty. Convention Ctr. Auth. Rev. Bonds (Convention Ctr. Hotel), FGIC, 5s, 1/15/22	Aaa	1,415,000	1,480,755
Erie Cnty., Convention Ctr. Auth. Rev. Bonds (Convention Ctr. Hotel), FGIC, 5s, 1/15/21	Aaa	1,305,000	1,369,676

PA State Pub. School Bldg. Auth. Rev. Bonds (Philadelphia School Dist.), FSA, 5 1/4s, 6/1/25	Aaa	3,000,000	3,176,580

South Central Gen. Auth. VRDN (Wellspan Hlth. Oblg.), Ser. B, 2.68s, 5/15/31	VMIG1	900,000	900,000

			6,927,011

Texas (10.3%)

Dallas, Indpt. School Dist. G.O. Bonds, PSFG, 5 1/4s, 2/15/19	Aaa	2,500,000	2,653,399
Harris Cnty., Mandatory Put Bonds (Toll Road), FGIC, 5s, 8/15/09	Aaa	1,250,000	1,315,387
Hays Cnty., G.O. Bonds, FSA, 5s, 8/15/24	Aaa	1,190,000	1,235,326
Houston, Arpt. Syst. Rev. Bonds, FSA, 5s, 7/1/21	Aaa	5,280,000	5,463,954
Laredo, I S D Pub. Fac. Corp. Rev. Bonds, Ser. C, AMBAC, 5s, 8/1/29	AAA	1,000,000	1,020,429
Midlothian, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/26	Aaa	3,935,000	4,079,651
San Antonio Wtr. Rev. Bonds, FSA, 5 1/2s, 5/15/20	Aaa	4,000,000	4,327,600
San Antonio, Hotel Occupancy Mandatory Put Bonds, Ser. B, AMBAC, 5s, 8/15/08	Aaa	8,000,000	8,315,200
Tarrant Cnty., Hlth. Fac. Dev. Rev. Bonds (TX Hlth. Res. Sys.), Ser. A, MBIA, 5 3/4s, 2/15/15	Aaa	5,000,000	5,574,100
Victoria G.O. Bonds, FGIC, 5 1/2s, 8/15/20 (Prerefunded)	Aaa	3,150,000	3,426,539

			37,411,585

Utah (3.6%)
UT State Pwr. Supply Rev. Bonds (Intermountain Pwr. Agcy.), Ser. A, MBIA
6.15s, 7/1/14 (Prerefunded)	Aaa	7,900,000	8,358,279
6.15s, 7/1/14	Aaa	4,495,000	4,671,609

			13,029,888

Washington (6.4%)
Port of Seattle Rev. Bonds, Ser. A, FGIC, 5 1/2s, 10/1/22 (Prerefunded)	Aaa	10,000,000	10,524,500
WA State Pub. Pwr. Supply Syst. Rev. Bonds
(Nuclear No. 3), Ser. B, MBIA, 7 1/8s, 7/1/16	Aaa	6,000,000	7,454,340
(Nuclear No. 1), Ser. A, AMBAC, 5.7s, 7/1/09	Aaa	5,000,000	5,180,150

			23,158,990

West Virginia (1.4%)
Econ. Dev. Auth. Lease Rev. Bonds (Correctional Juvenile Safety), Ser. A, MBIA, 5s, 6/1/29	Aaa	5,000,000	5,165,300

Total municipal bonds and notes (cost $341,882,915)			$359,314,870

TOTAL INVESTMENTS
Total investments (cost $341,882,915) (b)			$359,314,870

Putnam AMT-Free Insured Municipal Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation
	amount	date

Agreement with JPMorgan Chase Bank, N.A. dated September 19,
2005 to receive quarterly the notional amount multiplied by 3.693%
and pay quarterly the notional amount multiplied by the BMA.	$9,000,000	3/21/15	$170,198

Total			$170,198

	NOTES
(a)	Percentages indicated are based on net assets of $363,578,339.

	The aggregate identified cost on a tax basis is $341,882,915, resulting in gross
	unrealized appreciation and depreciation of $18,570,288 and $1,138,333, respectively,
(b)	or net unrealized appreciation of $17,431,955.

	The rates shown on VRDN and Mandatory Put Bonds, are the current interest rates at
	October 31, 2005.

	The dates shown on Mandatory Put Bonds are the next mandatory put dates.

	The fund had the following industry group concentrations greater than 10% at October
	31, 2005 (as a percentage of net assets):
	Utilities	16.7
	Transportation	11.8

	The fund had the following insurance concentrations greater than 10% at October 31,
	2005 (as a percentage of net assets):

	FGIC	29.6
	AMBAC	25.7
	MBIA	19.9
	FSA	14.7

	Security valuation Tax-exempt bonds and notes are valued at fair value on the basis
	of valuations provided by an independent pricing service, approved by the Trustees.
	Such services use information with respect to transactions in bonds, quotations from
	bond dealers, market transactions in comparable securities and various relationships
	between securities in determining value. Other investments are valued at fair value
	following procedures approved by the Trustees. Such valuations and procedures are
	reviewed periodically by the Trustees.

	Interest rate swap contracts The fund may enter into interest rate swap contracts,
	which are arrangements between two parties to exchange cash flows based on a
	notional principal amount, to manage the fund’s exposure to interest rates. Interest
	rate swap contracts are marked-to-market daily based upon quotations from market
	makers and the change, if any, is recorded as unrealized gain or loss. Payments
	received or made are recorded as realized gains or loss. The fund could be exposed
	to credit or market risk due to unfavorable changes in the fluctuation of interest rates or
	if the counterparty defaults on its obligation to perform. Risk of loss may exceed
	amounts recognized on the statement of assets and liabilities. Interest rate swap
	contracts outstanding at period end, if any, are listed after the fund’s portfolio.

	For additional information regarding the fund please see the fund's most recent annual
	or semiannual shareholder report filed on the Securities and Exchange Commission's
	Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at
	www.putnaminvestments.com

Putnam Tax-Free High Yield Fund

The fund's portfolio

10/31/05 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
IFB -- Inverse Floating Rate Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
Q-SBLF -- Qualified School Board Loan Fund
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (97.2%)(a)

	Rating (RAT)	Principal amount	Value

Alabama (0.8%)
Jackson Cnty., Hlth. Care Auth. Rev. Bonds, 5.7s, 5/1/19	BB+	$9,640,000	$9,479,880
Phenix City, Indl. Dev. Board Rev. Bonds (Mead Coated Board), Ser. A,
5.3s, 4/1/27 (Prerefunded)	AAA	1,000,000	1,063,480

Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley Med. Ctr.), Ser. A
6s, 8/1/35	B/P	500,000	499,945
6s, 8/1/25	B/P	1,700,000	1,711,033

			12,754,338

Arizona (1.5%)
AZ Hlth. Fac. Auth. Rev. Bonds (Bethesda Foundation), Ser. A, 6.4s,
8/15/27	BB-/P	1,500,000	1,492,845
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.),
Ser. A
7 5/8s, 12/1/29	B+/P	7,300,000	8,003,501
7 1/4s, 12/1/19	B+/P	500,000	541,610
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds
(Sierra Vista Regl. Hlth. Ctr.), 7 3/4s, 12/1/30	BB+/P	3,365,000	3,700,726
(Sierra Vista Cmnty. Hosp.), 6.45s, 12/1/17	BB+/P	2,675,000	2,836,543
(Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	990,000	1,040,104
Maricopa Cnty., Poll. Control Rev. Bonds (Pub. Service- Palo Verde), Ser.
A, 4s, 1/1/38	Baa2	2,000,000	1,990,480
Navajo Cnty., Indl. Dev. Rev. Bonds (Stone Container Corp.), 7.2s, 6/1/27	CCC+	2,500,000	2,589,525
Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty. Learning Ctr.),
5.05s, 6/1/25	BBB-	2,450,000	2,419,914

			24,615,248

Arkansas (1.6%)
AR Dev. Fin. Auth. Rev. Bonds, Ser. B, GNMA Coll., FNMA Coll., 3 3/4s,
1/1/26	AAA	2,300,000	2,239,510
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington Regl. Med. Ctr.),
7 3/8s, 2/1/29 (Prerefunded)	Baa2	10,500,000	12,091,065
Independence Cnty., Poll. Control Rev. Bonds (Entergy, Inc.), 5s, 1/1/21	A-	1,500,000	1,516,665
Northwest Regl. Arpt. Auth. Rev. Bonds, 7 5/8s, 2/1/27 (Prerefunded)	BB/P	7,065,000	7,851,546
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.)
Ser. A, 5s, 2/1/35	Baa2	700,000	682,101
Ser. B, 5s, 2/1/25	Baa2	1,750,000	1,749,860

			26,130,747

California (13.6%)

ABAG Fin. Auth. COP (American Baptist Homes), Ser. A, 5.85s, 10/1/27	BB+	3,000,000	3,001,890
Anaheim, Pub. Fin. Auth. Lease 144A Rev. Bonds (Pub. Impts.), Ser. A,
FSA, 6s, 9/1/24	Aaa	5,000,000	5,876,700
CA Rev. Bonds (Stanford Hosp. & Clinics), Ser. A, 5s, 11/15/23	A2	8,000,000	8,212,720
CA State G.O. Bonds
5.1s, 2/1/34	A2	2,000,000	2,039,940
5s, 5/1/23	A	24,265,000	25,156,011
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A
AMBAC, 5 1/2s, 5/1/13	Aaa	18,000,000	19,887,480
5 1/2s, 5/1/11	A2	7,000,000	7,614,040
5 3/8s, 5/1/22	A2	7,500,000	8,018,325
5 1/8s, 5/1/18	A2	2,000,000	2,103,440
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/17	Aa3	3,650,000	3,899,806
CA State Econ. Recvy. VRDN, Ser. C-11, 2.68s, 7/1/23	VMIG1	4,400,000	4,400,000
CA Statewide Cmnty. Dev. Auth. Multi-Fam. Rev. Bonds (Hsg. Equity
Res.), Ser. B, 5.2s, 12/1/29	Baa1	1,000,000	1,028,110
CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds (Citrus Garden
Apt. Project - D1), 5 1/4s, 7/1/22	A	1,000,000	1,013,120
CA Statewide Cmntys. Dev. Auth. Apt. Mandatory Put Bonds (Irvine Apt.
Cmntys.), Ser. A-3, 5.1s, 5/17/10	Baa2	4,300,000	4,454,929
Capistrano, Unified School Dist. Cmnty. Fac. Special Tax (No 98-2
Ladera), 5.7s, 9/1/20 (Prerefunded)	BBB/P	1,500,000	1,654,275

Capistrano, Unified School Dist. Cmnty. Fac. Special Tax Bonds (Ladera),
Ser. 98-2, 5 3/4s, 9/1/29 (Prerefunded)	BBB/P	750,000	828,473
Cathedral City, Impt. Board Act of 1915 Special Assmt. (Cove Impt. Dist.),
Ser. 04-02, 5s, 9/2/30	BB+/P	1,750,000	1,702,103
Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt.
Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	500,000	485,270
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 08-1 Otay Ranch Village Six), 6s, 9/1/33	BB/P	2,855,000	2,952,384
(No. 07-I Otay Ranch Village Eleven), 5.8s, 9/1/28	BB-/P	2,000,000	2,052,600
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In default) (F)
(NON)	D/P	31,900,000	89,320
Elk Grove CA Special Tax Rev. Bonds (Poppy Ridge Cmnty. Facs. - No 03-
01), 6s, 9/1/34 (Prerefunded)	BB/P	3,000,000	3,251,790
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No. 10), 5 7/8s,
9/1/28	BB/P	1,750,000	1,800,627
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll Roads), 5 3/4s,
1/15/40	Baa3	300,000	303,978
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	D/P	4,218,000	3,414,513
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. B, 5 5/8s, 6/1/38 (Prerefunded)	AAA	11,000,000	12,280,070
Ser. A, 5s, 6/1/45	A3	3,250,000	3,254,778
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds (Assmt. Dist. No. 00-
18-GRP 3), 5.55s, 9/2/26	BB+/P	995,000	996,791
Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds, Ser. C, 7 1/2s,
12/1/24	B-	3,500,000	3,457,790
Oakley, Pub. Fin. Auth. Rev. Bonds
6s, 9/2/34	BB-/P	2,510,000	2,601,264
5 7/8s, 9/2/24	BB-/P	1,435,000	1,488,267
Orange Cnty., Cmnty. Fac. Dist. Special Tax (No. 03-1 Ladera Ranch),
Ser. A
5.4s, 8/15/22	BB/P	1,520,000	1,557,407
5.4s, 8/15/21	BB/P	1,240,000	1,270,752
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (No. 02-1 Ladera
Ranch), Ser. A, 5.55s, 8/15/33	BBB/P	2,875,000	2,928,360
Orange Cnty., Local Trans. Auth. Sales Tax IFB, 9.48s, 2/14/11	AA+	5,600,000	6,867,728
Rancho Mirage, JT Powers Fin. Auth. Rev. Bonds (Eisenhower Med. Ctr.),
5 7/8s, 7/1/26	A3	1,700,000	1,802,170
Roseville, Cmnty. Fac. Special Tax
(Dist. No. 1 -Westpark), 5 1/4s, 9/1/25	BB/P	3,810,000	3,859,340
(Dist. No. 1 -Westpark), 5 1/4s, 9/1/18	BB/P	125,000	127,979
(Dist. No. 1 Fiddyment), 5s, 9/1/23	BB/P	1,065,000	1,051,325
(Dist. No. 1 Fiddyment), 5s, 9/1/22	BB/P	1,035,000	1,027,952
Roseville, Cmnty. Fac. Special Tax Bonds
(Dist. 1), 6s, 9/1/33	BB/P	1,500,000	1,561,980
(Dist. No. 1 -Westpark), 5 1/4s, 9/1/19	BB/P	205,000	208,290
Sacramento, Special Tax (North Natomas Cmnty. Fac.), Ser. 97-01
5.1s, 9/1/35	BB/P	1,525,000	1,509,750
5s, 9/1/29	BB/P	620,000	610,619
5s, 9/1/21	BB/P	1,325,000	1,324,907
Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.), Ser. 4-
A, 6s, 9/1/28	BB+/P	700,000	735,469
San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac. Dist. Dist. Special
Tax (No. 6 Mission Bay South), Ser. A, 5.15s, 8/1/35	BB-/P	1,500,000	1,467,255
San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds, Ser. A, 5 1/2s,
1/15/28	Ba2	1,500,000	1,462,350
San Joaquin Hills, Trans. Corridor Agcy. Toll Rd. Rev. Bonds, 7.55s, 1/1/10
(Prerefunded)	Aaa	10,000,000	11,116,500
Santaluz Cmnty., Facs. Dist. No. 2 Special Tax Rev. Bonds (Impt. Area
No. 1), Ser. B, 6 3/8s, 9/1/30	BB+/P	6,805,000	6,907,756
Southern CA Pub. Pwr. Auth. IFB (Transmission), 8.877s, 7/1/12	Aa3	350,000	353,871
Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist. No. 1), 7 3/4s,
8/1/32	BB-/P	6,780,000	7,240,023
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev. Bonds (Marketplace
94-1), zero %, 9/1/14	B/P	10,230,000	5,472,948
Vallejo, COP (Marine World Foundation)
7.2s, 2/1/26	BBB-/P	9,500,000	9,968,065
7s, 2/1/17	BBB-/P	6,840,000	7,178,580

			216,932,180

Colorado (0.7%)
CO Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran), 5.9s, 10/1/27	A3	5,000,000	5,341,200
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30 (Prerefunded)	A3	745,000	847,370
6 3/8s, 12/15/30	A3	755,000	827,201
Larimer Cnty., G.O. Bonds (Poudre Impt. - School Dist. No. 1), 7s,
12/15/16	Aa3	3,000,000	3,727,740

			10,743,511

Connecticut (0.9%)
CT State Dev. Auth. Rev. Bonds
(East Hills Woods), Ser. A, 7 3/4s, 11/1/17	B-/P	4,939,110	4,360,148
(Elm Park Baptist), 5s, 12/1/13	BBB+	1,000,000	1,019,260
(East Hills Woods), Ser. B, zero %, 3/1/21	B-/P	604,924	23,187
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care Rev. Bonds (Elim
Street Park Baptist, Inc.), 5.85s, 12/1/33	BBB+	2,000,000	2,092,820
CT State Dev. Auth. Poll. Control Rev. Bonds (Western MA), Ser. A, 5.85s,
9/1/28	Baa2	7,000,000	7,505,050

			15,000,465

Delaware (0.3%)
DE St. Hlth. Fac. Auth. Rev. Bonds (Beebe Med. Ctr.), Ser. A, 5s, 6/1/24	Baa1	1,000,000	1,012,110
GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-3, 5.3s, 10/31/39	A3	3,500,000	3,534,475

			4,546,585

District of Columbia (4.5%)

DC G.O. Bonds, Ser. A
6 3/8s, 6/1/26 (Prerefunded) (SEG)	AAA	48,750,000	50,642,475
FSA, 5s, 6/1/25	Aaa	5,000,000	5,200,500
DC Rev. Bonds (American Geophysical Union)
5 7/8s, 9/1/23	BBB	4,200,000	4,222,428
5 3/4s, 9/1/13	BBB	2,825,000	2,839,521
DC Tobacco Settlement Fin. Corp. Rev. Bonds, 6 1/2s, 5/15/33	BBB	8,500,000	9,632,455

			72,537,379

Florida (5.3%)
Aberdeen Cmnty., Dev. Dist. Special Assmt., 5 1/2s, 5/1/36	BB-/P	3,450,000	3,457,866
CFM Cmnty. Dev. Dist. Rev. Bonds, Ser. A, 6 1/4s, 5/1/35	BB-/P	4,000,000	4,186,440
CFM Cmnty., Dev. Dist. Rev. Bonds (Cap. Impt.), Ser. B, 5 7/8s, 5/1/14	BB-/P	500,000	512,245
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist Hosp. & Baptist
Manor), 5 1/8s, 10/1/19	A3	1,650,000	1,680,360
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B
5 1/8s, 11/1/09	BB-/P	3,510,000	3,517,266
5s, 11/1/07	BB-/P	225,000	225,218
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 7 1/4s, 10/1/29	BBB+/F	1,000,000	1,116,250
Heritage Harbour Marketplace Cmnty., Dev. Dist. Special Assmt., 5.6s,
5/1/36	BB-/P	2,600,000	2,587,936
Hernando Cnty. Wtr . and Swr. Rev. Bonds, MBIA, 5s, 6/1/29	Aaa	4,000,000	4,149,520
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds (Adventist Sunbelt), Ser. A,
6s, 11/15/31	A+	3,000,000	3,235,260
Islands at Doral III, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. 04-A,
5.9s, 5/1/35	BB/P	4,085,000	4,161,675
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (Shell Point
Village), Ser. A, 5 1/2s, 11/15/29	BBB-	4,350,000	4,392,108
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.),
Ser. A, 6.7s, 11/15/19	BB+	2,000,000	2,176,940
Middle Village Cmnty. Dev. Dist. Special Assmt., Ser. A, 6s, 5/1/35	BB-/P	2,000,000	2,069,420
Old Palm, Cmnty. Dev. Dist. Special Assmt. Bonds (Palm Beach
Gardens), Ser. A, 5.9s, 5/1/35	BB/P	1,000,000	1,015,630
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds
(Adventist Hlth. Syst. - Sunbelt), U.S. Govt. Coll., 7s, 10/1/14	Aaa	9,500,000	11,700,105
(Orlando Regl. Hlth. Care), 5 3/4s, 12/1/32	A2	2,700,000	2,883,978
(Adventist Hlth. Syst.), 5 5/8s, 11/15/32	A+	3,750,000	3,973,425
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds, 6 1/4s, 5/1/36	BB-/P	5,210,000	5,444,085
South Bay, Cmnty. Dev. Dist. Rev. Bonds
Ser. B-2, 5 3/8s, 5/1/13	BB-/P	500,000	500,945
Ser. B-1, 5 1/8s, 11/1/09	BB-/P	1,750,000	1,753,255
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A, 5.7s, 5/1/35	BB-/P	3,000,000	3,013,230
Sterling Hill, Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5 1/2s, 11/1/10	BB-/P	1,315,000	1,326,980
Tern Bay, Cmnty. Dev. Dist. Special Assmt., Ser. A, 5 3/8s, 5/1/37	BB-/P	5,100,000	5,086,893
Town Ctr. at Palm Coast Cmnty., Dev. Dist. Special Assmt., 6s, 5/1/36	BB-/P	2,000,000	2,042,640
Turnbull Creek Cmnty., Dev. Dist. Special Assmt., 5.8s, 5/1/35	BB-/P	2,000,000	2,009,300
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap. Impt.)
Ser. A, 6 5/8s, 5/1/33	BB/P	980,000	1,016,995
Ser. B, 5 1/4s, 5/1/08	BB/P	330,000	331,330
Westchester Cmnty. Dev. Dist. No. 1 Special Assmt. (Cmnty.
Infrastructure), 6 1/8s, 5/1/35	BB-/P	2,250,000	2,324,385
World Commerce Cmnty. Dev. Dist. Special Assmt., Ser. A-1
6 1/2s, 5/1/36	BB-/P	1,250,000	1,293,825
6 1/4s, 5/1/22	BB-/P	1,000,000	1,019,340

			84,204,845

Georgia (2.4%)
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put Bonds (GA Power
Co.), 4.45s, 12/1/08	A2	12,000,000	12,287,280

Effingham Cnty., Indl. Dev. Auth. Rev. Bonds (Pacific Corp.), 6 1/2s, 6/1/31	Ba2	3,400,000	3,538,006
Forsyth Cnty., Hosp. Auth. Rev. Bonds (GA Baptist Hlth. Care Syst.), U.S.
Govt. Coll., 6 3/8s, 10/1/28	AAA	6,000,000	7,404,780
Fulton Cnty., Res. Care Fac. Rev. Bonds (Canterbury Court), Class A, 6
1/8s, 2/15/34	B+/P	800,000	807,520
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev. Bonds (Visay Paper,
Inc.)
7 1/2s, 1/1/26	B+/P	8,475,000	8,508,985
7.4s, 1/1/16	B+/P	1,700,000	1,707,157
Savannah, Econ. Dev. Auth. Poll. Control Rev. Bonds (Stone Container
Corp.), 8 1/8s, 7/1/15	B/P	3,160,000	3,239,126

			37,492,854

Hawaii (0.3%)
HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
B
3.7s, 1/1/22	Aaa	4,000,000	3,959,960
3.45s, 1/1/11	Aaa	1,190,000	1,168,901

			5,128,861

Idaho (0.1%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.), Ser. C-2, FHA Insd.,
5.15s, 7/1/29	Aaa	2,000,000	2,020,620

Illinois (1.3%)
Bedford Pk., Village Rev. Bonds (Hotel/Motel Tax), Ser. A, 4.9s, 12/1/23	Baa1	3,085,000	3,052,052
Chicago, Special Assmt. Bonds (Lake Shore East), 6 3/4s, 12/1/32	BB/P	1,500,000	1,617,120
Chicago, O'Hare Intl. Arpt. Special Fac. Rev. Bonds (American Airlines,
Inc.), 8.2s, 12/1/24	Caa2	1,000,000	847,840
IL Fin. Auth. Rev. Bonds (Friendship Village Schaumburg), Ser. A, 5 5/8s,
2/15/37	B+/P	1,000,000	1,000,260
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt., Inc.), Ser. A, 5.05s,
8/1/29	BBB	500,000	488,865
IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), 8 1/4s, 8/1/12	D/P	208,554	195,140

(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	D/P	990,775	882,929
(Hindsdale Hosp.), Ser. A, 6.95s, 11/15/13	Baa1	4,675,000	5,178,591
(St. Benedict), Ser. 03A-1, 6.9s, 11/15/33	B/P	1,000,000	1,069,730
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	A2	6,000,000	6,270,660

			20,603,187

Indiana (1.5%)
Anderson Indpt. School Bldg. Corp. Rev. Bonds (First Mtge.), FSA, 5 1/2s,
7/15/25	AAA	1,595,000	1,731,388
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s,
1/15/17	Baa2	12,000,000	12,266,400
Rockport, Poll. Control Mandatory Put Bonds (Indiana Michigan Pwr. Co.),
Ser. C, 2 5/8s, 10/1/06	BBB	2,200,000	2,179,936
Rockport, Poll. Control Rev. Bonds (Indiana-Michigan Pwr.), Ser. A, 4.9s,
6/1/25	Baa2	7,000,000	7,104,790

			23,282,514

Iowa (1.5%)
IA Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D, GNMA Coll., FNMA
Coll., 5s, 1/1/36	Aaa	4,000,000	4,161,760
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care Initiatives)
9 1/4s, 7/1/25	BBB-/P	16,010,000	19,146,199
9.15s, 7/1/09	BBB-/P	645,000	728,637
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship Haven), Ser. A,
6s, 11/15/24	BB/P	300,000	302,112
Marion Hlth. Care Fac. Rev. Bonds (First Mtg.), Ser. IA, 1.76s, 1/1/29	B+/P	45,000	45,579

			24,384,287

Kansas (0.2%)
Lenexa, Hlth. Care Rev. Bonds (LakeView Village)
Ser. C, 6 7/8s, 5/15/32	BB+	2,250,000	2,426,558
Ser. B, 6 1/4s, 5/15/26	BB+	1,200,000	1,224,276

			3,650,834

Kentucky (0.7%)
Kentucky Econ. Dev. Fin. Auth. Rev. Bonds (First Mtg.), Ser. IA, 6 1/2s,
1/1/29	B+/P	260,000	263,346
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds (Norton Healthcare, Inc.),
Ser. A
6 5/8s, 10/1/28	BBB+/F	6,250,000	6,818,750
6 1/8s, 10/1/10	BBB+/F	3,740,000	3,943,830

			11,025,926

Louisiana (2.0%)
De Soto Parish, Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s,
11/1/18	Baa2	4,235,000	4,195,106
LA Hlth. Ed. Auth. Rev. Bonds (Lambert House), Ser. A, 6.2s, 1/1/28	B+/P	3,000,000	2,929,140
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds (St. James Place),
Ser. A, 7s, 11/1/20	B-/P	8,828,000	8,996,085
LA Pub. Fac. Auth. Hosp. Rev. Bonds
(Lake Charles Memorial Hosp.), 8 5/8s, 12/1/30	CCC/P	5,020,000	5,389,422
(Franciscan Missionaries), FSA, 5 3/4s, 7/1/18	Aaa	5,000,000	5,613,350
Tangipahoa Parish Hosp. Svcs. Rev. Bonds (North Oaks Med. Ctr.), Ser.
A, 5s, 2/1/25	A	900,000	896,625
W. Feliciana Parish, Poll. Control Rev. Bonds (Entergy Gulf States), Ser.
B, 6.6s, 9/1/28	BBB-	4,000,000	4,044,600

			32,064,328

Maine (0.4%)
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s,
10/1/26	Ba1	5,500,000	5,876,640

Maryland (1.2%)
Howard Cnty., Rev. Bonds, Ser. A, U.S. Govt. Coll., 8s, 5/15/29
(Prerefunded)	AAA	5,000,000	6,028,400
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Mercy Ridge), Ser. A, 6s, 4/1/35	BB+/P	2,000,000	2,080,160
(Medstar Health), 5 1/2s, 8/15/33	Baa1	1,500,000	1,539,795
(Medstar Hlth.), 5 3/8s, 8/15/24	Baa1	2,000,000	2,081,480
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds (Our Lady of Good
Counsel School), Ser. A, 6s, 5/1/35	B/P	600,000	607,488
MuniMae Tax Exempt Bond Subsidiary, LLC Rev. Bonds, Ser. A-2, 4.9s,
6/30/49	A3	2,000,000	1,987,100
Westminster, Econ. Dev Rev. Bonds (Carroll Lutheran Village), Ser. A, 6
1/4s, 5/1/34	BB/P	3,400,000	3,512,982
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran Village), Ser. A, 6s,
5/1/24	BB/P	2,000,000	2,058,940

			19,896,345

Massachusetts (3.7%)
MA State Dev. Fin. Agcy. Rev. Bonds (Lasell College), 6 3/4s, 7/1/31	BB+/P	5,195,000	5,331,577
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments), Ser. A, 9s, 12/15/15	BBB-/P	8,250,000	10,042,890
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	6,000,000	6,535,680
(Winchester Hosp.), Ser. E, 6 3/4s, 7/1/30 (Prerefunded)	BBB+/F	4,900,000	5,554,248
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	9,750,000	10,393,403
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	4,400,000	4,669,368
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	7,200,000	7,733,232
(Caritas Christi Oblig. Group), Ser. A, 5 1/4s, 7/1/08	BBB	2,630,000	2,696,039
(Partners Hlth. Care Syst.), Ser. F, 5s, 7/1/20	Aa3	1,500,000	1,579,785
MA State Indl. Fin. Agcy. R (TNG Marina Bay LLC Project), 7 1/2s, 12/1/27	B/P	1,850,000	1,950,918
MA State Indl. Fin. Agcy. Rev. Bonds

(Evanswood Bethzatha Corp.), 8s, 1/15/27 (In default) (NON)	D/P	2,378,153	2,973
(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	750,000	758,978
(1st. Mtge. Evanswood Bethzatha-A), 7 7/8s, 1/15/20 (In default)
(NON)	D/P	1,664,711	2,081
(Sr. Living Fac. Forge Hill), 7s, 4/1/17	B/P	1,675,000	1,695,686

			58,946,858

Michigan (3.0%)
Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds (Glacier Hills, Inc.),
State & Local Govt. Coll., 8 3/8s, 1/15/19	AAA	2,474,000	3,143,539
Dickinson Cnty., Econ. Dev. Corp. Rev. Bonds, 5 3/4s, 6/1/16	Baa2	7,000,000	7,419,580
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 6s, 7/1/20	Baa3	2,500,000	2,592,875
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp. OB Group),
Ser. A
5 3/4s, 9/1/17	Ba1	3,000,000	2,919,510
5 5/8s, 9/1/10	Ba1	1,645,000	1,633,567
MI State Hosp. Fin. Auth. Rev. Bonds (Oakwood Hosp.), Ser. A, 5 3/4s,
4/1/32	A2	2,500,000	2,619,525
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s, 6/1/30	Aaa	4,000,000	3,975,760
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(Genesee Pwr. Station), 7 1/2s, 1/1/21	B/P	3,550,000	3,504,667
(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	5,500,000	5,682,655
Midland Cnty., Econ. Dev. Corp. Rev. Bonds, 6 3/4s, 7/23/09	BB-	5,000,000	5,209,750
Plymouth-Canton Cmnty., School Dist. G.O. Bonds, FGIC, Q-SBLF, 5s,
5/1/28	Aaa	1,645,000	1,703,710
Waterford, Econ. Dev. Corp. Rev. Bonds (Canterbury Hlth.), 6s, 1/1/39	B-/P	5,455,000	4,534,632
Whitmore Lake, Pub. School Dist. G.O. Bonds, FGIC, Q-SBLF, 5s, 5/1/28	Aaa	2,275,000	2,348,141

			47,287,911

Minnesota (1.1%)
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.), 4.95s, 7/1/22	A	6,605,000	6,641,526
Minneapolis, Rev. Bonds (Walker Methodist Sr. Svcs.), Ser. A, 6s,
11/15/28	B+/P	2,075,000	1,966,083
MN State Hsg. Fin. Agcy. Rev. Bonds
(Res. Hsg.), Ser. H, 5s, 1/1/36	Aa1	2,000,000	2,090,240
(Res. Hsg. Fin.), Ser. B, 5s, 7/1/34	AA+	1,000,000	1,036,720
(Residential Hsg.), Ser. H, 4s, 1/1/11	Aa1	445,000	443,135
Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good Shepherd
Lutheran Home), 6s, 1/1/34	B/P	800,000	813,328
St. Paul, Hsg. & Hosp. Redev. Auth. Rev. Bonds (Healtheast), Ser. A, 6
5/8s, 11/1/17	BB+	3,915,000	3,915,000
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Hlth. East), 6s, 11/15/25	Baa3	1,250,000	1,345,613

			18,251,645

Mississippi (0.9%)
Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev. Bonds
(Weyerhaeuser Co.)
Ser. A, 6.8s, 4/1/22	Baa2	250,000	300,910
Ser. B, 6.7s, 4/1/22	Baa2	2,500,000	2,981,275
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst. Energy Resources,
Inc.), 5 7/8s, 4/1/22	BBB-	2,000,000	2,027,320
MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	6,270,000	6,620,744
Ser. B, GNMA Coll., FNMA Coll., 5 1/2s, 6/1/36	Aaa	1,500,000	1,593,030

			13,523,279

Missouri (1.4%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St.
Francis Med. Ctr.), Ser. A
5 1/2s, 6/1/32	A+	3,000,000	3,145,560
5 1/2s, 6/1/27	A+	3,250,000	3,418,253
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (First Mtg. Bishop
Spencer), Ser. A, 6 1/4s, 1/1/24	BB-/P	2,000,000	2,050,220
MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), Ser. B, GNMA
Coll., FNMA Coll., 5.8s, 9/1/35	AAA	3,000,000	3,230,010
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth. Syst.), 5 1/4s,
5/15/32	Aa2	2,500,000	2,592,750
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Mtge.), Ser. D-2, GNMA Coll., FNMA Coll., 6 1/2s, 9/1/29	AAA	1,740,000	1,807,999
(Single Fam.), Ser. E-1, GNMA Coll., FNMA Coll., 6.45s, 9/1/29	AAA	575,000	594,567
(Single Fam. Homeowner Loan), Ser. A-2, GNMA Coll., 6.3s, 3/1/30	AAA	3,575,000	3,715,426
MO State Hsg. Dev. Comm. Single Fam. Mtge. Rev. Bonds (Home
Ownership Loan)
Ser. A-1, GNMA Coll., FNMA Coll., 6 3/4s, 3/1/34	AAA	1,440,000	1,490,141
Ser. C, GNMA Coll., FNMA Coll., 5.6s, 9/1/35	AAA	1,000,000	1,066,250

			23,111,176

Montana (0.3%)
Forsyth, Poll. Control Mandatory Put Bonds (Avista Corp.), AMBAC, 5s,
12/30/08	Aaa	3,325,000	3,437,518
MT State Board Inv. Exempt Fac. Rev. Bonds (Still Water Mining Project),
8s, 7/1/20	B1	750,000	794,205

			4,231,723

Nebraska (--%)
Kearney, Indl. Dev. Rev. Bonds
(Great Platte River), 8s, 9/1/12	D/P	130,119	98,274
(Brookhaven), zero %, 9/1/12	D/P	1,582,934	31,659

			129,933

Nevada (2.4%)
Clark Cnty., Rev. Bonds, Ser. B, FGIC, 5 1/4s, 7/1/20 (Prerefunded)	Aaa	2,000,000	2,165,420

Clark Cnty., Arpt. Rev. Bonds, Ser. B, FGIC, 5 1/4s, 7/1/19 (Prerefunded)	Aaa	3,745,000	4,054,749
Clark Cnty., Impt. Dist. Special Assmt.
(Dist. No. 142), 6 3/8s, 8/1/23	BB-/P	1,000,000	1,017,770
(Summerlin No. 151), 5s, 8/1/25	BB/P	305,000	297,503
(Summerlin No. 151), 5s, 8/1/20	BB/P	340,000	334,404
(Summerlin No. 151), 5s, 8/1/19	BB/P	1,150,000	1,136,407
(Summerlin No. 151), 5s, 8/1/18	BB/P	1,115,000	1,107,652
(Summerlin No. 151), 5s, 8/1/17	BB/P	1,320,000	1,317,571
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas Corp. Project), Ser. C,
5.45s, 3/1/38	Baa2	5,350,000	5,595,940
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds (No. 142), 6.1s, 8/1/18	BB-/P	1,500,000	1,530,645
Henderson, Local Impt. Dist. Special Assmt.
(No. T-14), 5.8s, 3/1/23	BB-/P	4,335,000	4,473,633
(No. T-17), 5s, 9/1/25	BB-/P	825,000	808,673
(No. T-16), 4.8s, 3/1/15	BB-/P	1,795,000	1,781,573
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-14), 5.55s, 3/1/17	BB-/P	2,580,000	2,652,601
(No. T-16), 5.1s, 3/1/21	BB-/P	1,250,000	1,244,650
(No. T-14), 4s, 3/1/08	BB-/P	2,200,000	2,196,502
Las Vegas, Local Impt. Board Special Assmt.
(Special Impt. Dist. No. 607), 6s, 6/1/19	BB-/P	1,000,000	1,030,100
(Dist. No. 607), 5.9s, 6/1/18	BB-/P	200,000	206,012
(Dist. No. 607), 5.9s, 6/1/17	BB-/P	1,500,000	1,545,135
Las Vegas, Special Impt. Dist. Rev. Bonds (No. 809 - Summerlin Area),
5.65s, 6/1/23	BB/P	810,000	826,200
Washoe Cnty., Wtr. Fac. Mandatory Put Bonds (Sierra Pacific Pwr. Co.),
5s, 7/1/09	Ba1	3,500,000	3,498,600

			38,821,740

New Hampshire (2.3%)
NH Higher Ed. & Hlth. Fac. Auth. Rev. Bonds
(Havenwood-Heritage Heights), 7.35s, 1/1/18	BB-/P	3,000,000	3,068,310
(Havenwood-Heritage Heights), 7.1s, 1/1/06	BB-/P	440,000	440,902
(Riverwoods at Exeter), Ser. A, 6 3/8s, 3/1/13	BB+/P	265,000	270,327
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Riverwoods at Exeter), Ser. A, 6 1/2s, 3/1/23	BB+/P	1,000,000	1,018,690
(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB/P	6,000,000	6,009,180
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Huntington at Nashua), Ser. A, 6
7/8s, 5/1/33	B/P	2,200,000	2,265,384
NH State Bus. Fin. Auth. Rev. Bonds
(Alice Peck Day Hlth. Syst.), Ser. A, 7s, 10/1/29	BBB-/P	3,000,000	3,108,060
(Franklin Regl. Hosp. Assn.), Ser. A, 6.05s, 9/1/29	BB-/P	4,225,000	4,115,446
(Proctor Academy), Ser. A, 5.6s, 6/1/28	Baa2	3,550,000	3,628,562
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds
(Pub. Svc. Co.), Ser. D, 6s, 5/1/21	A3	7,000,000	7,302,820
3 1/2s, 7/1/27	Baa2	2,600,000	2,521,142
NH State Bus. Fin. Auth. Poll. Control & Solid Waste Rev. Bonds (Crown
Paper Co.), 7 3/4s, 1/1/22 (In default) (NON)	D	8,551,027	86
NH State Hsg. Fin. Auth. Single Family Rev. Bonds (Mtge. Acquisition),
Ser. C, 5.85s, 1/1/35	Aa2	3,000,000	3,205,920

			36,954,829

New Jersey (4.6%)
Camden Cnty., Impt. Auth. Rev. Bonds (Dockside Refrigerated), 8.4s,
4/1/24 (In default) (NON)	D/P	5,000,000	4,762,500
NJ Econ. Dev. Auth. Rev. Bonds
(Winchester Gardens), Ser. A, 8 5/8s, 11/1/25 (Prerefunded)	BB-/P	7,000,000	7,515,270
(Cranes Mill), Ser. A, 7 1/2s, 2/1/27 (Prerefunded)	Aaa	2,100,000	2,252,481
(Cedar Crest Village, Inc.), Ser. A, 7s, 11/15/16	BB-/P	900,000	936,963
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba3	9,700,000	9,983,240
(First Mtge.-Cranes Hill), Ser. A, 7s, 2/1/10 (Prerefunded)	Aaa	2,065,000	2,151,606
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s, 11/1/31	BB/P	500,000	515,180
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	3,000,000	3,137,520
(First Mtge. Presbyterian Home), Ser. A, 6 1/4s, 11/1/20	BB/P	500,000	515,100
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	800,000	810,208
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	9,000,000	9,368,550
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	7,000,000	7,304,500
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), FSA, 6 3/4s, 7/1/19	Aaa	6,000,000	7,385,700
(South Jersey Hosp.), 6s, 7/1/12	Baa1	5,000,000	5,472,300
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39	BBB	2,000,000	2,300,000
6 1/4s, 6/1/43	BBB	1,535,000	1,716,253
6s, 6/1/37	BBB	6,260,000	6,571,185

			72,698,556

New Mexico (1.3%)
Farmington, Poll. Control Mandatory Put Bonds (Pub. Svc. San Juan),
Class B, 2.1s, 4/1/06	Baa2	1,740,000	1,728,533
Farmington, Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. San Juan),
Ser. A, 6.95s, 10/1/20	Ba1	5,500,000	5,743,650
Farmington, Poll. Control VRDN (AZ Pub. Svc. Co.), Ser. A, 2.75s, 5/1/24	VMIG1	7,000,000	7,000,000
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. C, GNMA Coll.,
FNMA Coll., FHLMC Coll., 5.85s, 1/1/37	AAA	1,220,000	1,327,543
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. B-2, GNMA Coll., FNMA Coll., FHLMC Coll., 6.1s, 7/1/29	AAA	2,000,000	2,058,400
Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 5.82s, 9/1/33	AAA	2,175,000	2,272,136

			20,130,262

New York (7.0%)
Albany, Indl. Dev. Agcy. Rev. Bonds (Charitable Leadership), Ser. A, 5
3/4s, 7/1/26	Baa3	2,000,000	2,069,900
Capital Compost Escrow zero %, 12/31/05		375,000	24,750

Huntington, Hsg. Auth. Rev. Bonds (Gurwin Jewish Sr. Residence), Ser. A,
6s, 5/1/39	B+/P	1,250,000	1,204,663
Long Island, Pwr. Auth. Rev. Bonds, MBIA, 5 1/4s, 4/1/10	Aaa	20,000,000	21,062,000
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds, Ser. A, 5 3/4s, 12/1/24	A3	2,000,000	2,130,260
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore Hlth. Syst. Project
D), 5 1/4s, 11/1/07	A3	1,575,000	1,630,109
NY City, G.O. Bonds
Ser. B, FGIC, 6s, 8/1/06	Aaa	12,560,000	12,840,339
Ser. C, 5 1/2s, 8/1/13	A1	8,000,000	8,705,760
Ser. C, 5 1/2s, 8/1/12	A1	7,500,000	8,172,675
NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	3,875,000	4,126,294
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	BBB-	3,250,000	3,216,460
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Brooklyn Polytech. U.
Project J), 6 1/8s, 11/1/30	BB+	500,000	499,045
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds (Airis JFK I LLC),
Ser. A, 5 1/2s, 7/1/28	Baa3	5,400,000	5,323,914
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5
1/4s, 12/1/32	Ba2	3,325,000	2,851,021
NY City, State Dorm. Auth. Lease Rev. Bonds (Court Fac.), 6s, 5/15/39
(Prerefunded)	A+	2,800,000	3,127,460
NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s, 6/1/38	BBB	7,000,000	6,808,900
NY State Dorm. Auth. Rev. Bonds (Mt. Sinai NYU Hlth.), Ser. C, 5s, 7/1/11	Ba1	2,750,000	2,782,588
NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn
Union Gas), 6.952s, 7/1/26	A+	1,800,000	1,876,662
Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5
7/8s, 12/1/29	BB+/P	1,500,000	1,489,410
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay Paperboard, LLC),
7s, 11/1/30 (acquired 12/9/98, cost $8,900,000) (RES)	BB/P	8,900,000	9,357,282
Port Auth. NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 4th Installment), 6
3/4s, 10/1/11	BB+/P	2,500,000	2,617,575
Port. Auth. NY & NJ Special Obligation Rev. Bonds, 7s, 10/1/07	BB+/P	500,000	510,610
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic Landings), Ser. A, 8s,
10/1/20	B+/P	4,000,000	4,418,880
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	3,800,000	3,850,464
(Gurwin Jewish-Phase II), 6.7s, 5/1/39	B+/P	1,000,000	1,033,470

			111,730,491

North Carolina (1.7%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C
5 3/8s, 1/1/17	Baa2	7,500,000	7,860,075
5 3/8s, 1/1/16	Baa2	1,000,000	1,051,120
5.3s, 1/1/15	Baa2	2,000,000	2,106,900
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(First Mtge. -Givens Estates), Ser. A, 6 1/2s, 7/1/32	BB-/P	4,500,000	4,736,655
(First Mtge. United Methodist), Ser. C, 5 1/2s, 10/1/32	BB+/P	1,600,000	1,612,192
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	200,000	200,144
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. B, 6
1/2s, 1/1/20	A3	9,000,000	9,941,310

			27,508,396

North Dakota (0.1%)
ND State Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser. D, 5.95s, 7/1/19	Aa1	980,000	1,016,260

Ohio (2.5%)
Cleveland-Cuyahoga Cnty., Port. Auth. Rev. Bonds (Rock & Roll Hall of
Fame), FSA, 3.6s, 12/1/14	Aaa	1,500,000	1,499,955
Coshocton Cnty., Env. Rev. Bonds (Smurfit-Stone Container), 5 1/8s,
8/1/13	CCC+	1,600,000	1,543,872
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/15	Aa3	4,500,000	5,066,415
OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s, 5/1/29	Baa1	750,000	797,873
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon College)
4.95s, 7/1/15	A2	2,500,000	2,609,125
4.85s, 7/1/14	A2	5,000,000	5,207,850
4.7s, 7/1/13	A2	5,000,000	5,168,700
OH State Higher Edl. Fac. Rev. Bonds (Case Western Reserve U.), 5
1/2s, 10/1/22	AA-	3,000,000	3,274,950
OH State Solid Waste Mandatory Put Bonds, 4.85s, 11/1/07	BBB	6,500,000	6,619,860
OH State Wtr. Dev. Auth. Poll. Control Fac. Mandatory Put Bonds
(Cleveland Elec.), Class A, 3 3/4s, 10/1/08	Baa2	750,000	748,755
OH State Wtr. Dev. Auth. Poll. Control Fac. Rev. Bonds, 6.1s, 8/1/20	Baa2	6,000,000	6,312,420
OH State Wtr. Dev. Auth. Solid Waste Disp. Rev. Bonds (Bay Shore Power
Co.), Ser. A, 5 7/8s, 9/1/20	BB+/P	1,200,000	1,204,632

			40,054,407

Oklahoma (0.7%)
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care Syst.), Ser. A, U.S.
Govt. Coll., 5 5/8s, 8/15/29 (Prerefunded)	Aaa	3,075,000	3,333,731
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeowner Loan), Ser. D-2, GNMA Coll., FNMA Coll., 7.1s, 9/1/26	Aaa	895,000	931,579

(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA Coll., 5.7s, 9/1/35	Aaa	1,700,000	1,830,186
(Home Ownership Loan), Ser. B, 5.35s, 3/1/35	Aaa	2,250,000	2,365,560
Ottawa Cnty., Fin. Auth. Indl. Rev. Bonds (Doane Products Co.), 7 1/4s,
6/1/17	B-/P	2,350,000	2,337,099

			10,798,155

Oregon (0.7%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza), 6 1/2s,
12/1/29	BB-/P	9,300,000	9,415,506
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single Fam. Mtge.), Ser.
B, 5 3/8s, 7/1/34	Aa2	2,000,000	2,110,700

			11,526,206

Pennsylvania (4.6%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth. Syst.), Ser. B, 9 1/4s,
11/15/15	B1	6,500,000	7,765,680
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env. Imports), 4 3/4s,
12/1/32	Baa1	5,000,000	5,167,850
Beaver Cnty., Indl. Dev. Auth. Poll. Control Mandatory Put Bonds
(Cleveland Elec.), 3 3/4s, 10/1/08	Baa2	2,850,000	2,845,269
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther Creek Partners),
6.65s, 5/1/10	BBB-	8,680,000	9,209,306
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds (Jenners Pond, Inc.)
7 5/8s, 7/1/34	BB-/P	1,700,000	1,895,449
7 1/4s, 7/1/24	BB-/P	1,725,000	1,898,052
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.), 5 1/2s, 3/15/26	A	1,500,000	1,569,030
Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View Retirement), Ser.
A, 5 1/8s, 12/15/20	BB-/P	1,000,000	993,190
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds
(St. Luke's Hosp. - Bethlehem), 5 3/8s, 8/15/33	Baa2	5,250,000	5,344,762
(Lehigh Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	3,860,000	3,953,759
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Whitemarsh
Cont Care), 6 1/4s, 2/1/35	B/P	2,400,000	2,484,864
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (New Morgan
Landfill Co., Inc.), 6 1/2s, 4/1/19	BB-	1,750,000	1,758,522
PA Convention Ctr. Auth. Rev. Bonds, Ser. A, 6 3/4s, 9/1/19	Baa2	750,000	759,795
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds
(Northhampton), Ser. B, 6 3/4s, 1/1/07	BB	1,870,000	1,876,078
(Northampton Generating), Ser. A, 6 1/2s, 1/1/13	BB	3,000,000	3,014,280
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Widener U.), 5.4s, 7/15/36	BBB+	1,500,000	1,560,195
(Philadelphia College of Osteopathic Medicine.), 5s, 12/1/13	A	1,345,000	1,403,965
(Philadelphia College of Osteopathic Medicine), 5s, 12/1/06	A	945,000	959,033
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Jeanses Hosp.
Project), 5 7/8s, 7/1/17 (Prerefunded)	Aaa	3,000,000	3,187,620
Philadelphia, Hosp. & Higher Edl. Fac. Auth. Rev. Bonds (Graduate Hlth.
Syst. Oblig. Group), 7 1/4s, 7/1/18 (In default) (NON)	Ca	4,858,731	6,073
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie Hlth.), Ser. A, 5 7/8s,
12/1/31	A-	2,750,000	2,923,250
Scranton, G.O. Bonds, Ser. C
7.1s, 9/1/31 (Prerefunded)	AAA/P	3,060,000	3,605,965
7s, 9/1/22 (Prerefunded)	AAA/P	1,000,000	1,173,220
Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (First Mtge.
AHF/Central), 7 3/4s, 1/1/29	B-/P	1,245,000	1,291,501
West Cornwall, Tpk. Muni. Auth. Rev. Bonds (Elizabethtown College), 6s,
12/15/27	BBB+	2,500,000	2,655,875
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit Hosp.), 6 1/4s,
1/1/32	BBB+	2,000,000	2,129,900
York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power, LLC), Ser. A, 5
1/2s, 9/1/20	Baa1	2,000,000	2,100,340

			73,532,823

Puerto Rico (0.5%)
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-
AES), 6 5/8s, 6/1/26	Baa3	7,400,000	7,942,124

Rhode Island (0.2%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A
6 1/4s, 6/1/42	BBB	1,310,000	1,387,971
6 1/8s, 6/1/32	BBB	1,465,000	1,546,278

			2,934,249

South Carolina (3.3%)
Florence Cnty., Indl. Dev. Auth. Rev. Bonds (Stone Container Corp.), 7
3/8s, 2/1/07	B/P	3,090,000	3,098,250
Piedmont, Muni. Elec. Pwr. Agcy. Rev. Bonds
Ser. A, FGIC, 6 1/2s, 1/1/16 (Prerefunded)	Aaa	3,080,000	3,714,696
Ser. A, FGIC, 6 1/2s, 1/1/16	Aaa	630,000	749,952
(Unrefunded Balance 2004), Ser. A, FGIC, 6 1/2s, 1/1/16	Aaa	2,410,000	2,882,119
Richland Cnty., Rev. Bonds (Intl. Paper Co.), Ser. A, 4 1/4s, 10/1/07	Baa2	3,000,000	3,021,810
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s, 8/15/32
(Prerefunded)	AAA	5,750,000	6,673,968
SC Hsg. Fin. & Dev. Auth. Mtge. Rev. Bonds, Ser. A-2, AMBAC, 5s, 7/1/35	Aaa	2,750,000	2,859,588
SC Jobs Econ. Dev. Auth. Rev. Bonds (Palmetto Hlth.), Ser. C, 6 3/8s,
8/1/34	Baa1	3,000,000	3,271,950
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth. Alliance)
Ser. A, 7 3/8s, 12/15/21 (Prerefunded)	BBB+/F	3,800,000	4,510,296
Ser. C, 6s, 8/1/20	Baa1	5,000,000	5,400,600
SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B
6 3/8s, 5/15/30	BBB	9,000,000	10,118,880
6 3/8s, 5/15/28	BBB	6,000,000	6,380,280

			52,682,389

South Dakota (0.3%)
SD Edl. Enhancement Funding Corp. Rev. Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	3,550,000	3,819,197
SD State Hlth & Edl. Fac. Auth. Rev. Bonds (Sioux Valley Hosp. & Hlth.
Syst.), Ser. A, 5 1/2s, 11/1/31	A1	1,230,000	1,290,455

			5,109,652

Tennessee (1.3%)
Elizabethton, Hlth. & Edl. Fac. Board Rev. Bonds (Hosp. Ref. & Impt.),
Ser. B, 8s, 7/1/33	Baa2	4,000,000	4,726,040
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds

(First Mtge. -Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/33	BBB+	6,500,000	7,607,535
(Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/25	BBB+	3,000,000	3,517,380
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds (Federal Express Corp.)
5.05s, 9/1/12	Baa2	2,000,000	2,114,480
4 1/2s, 7/1/14	Baa2	2,000,000	1,997,040

			19,962,475

Texas (5.8%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement),
Ser. A
7s, 11/15/33	BB/P	2,500,000	2,689,525
5.9s, 11/15/25	BB/P	6,850,000	6,778,418
Alliance, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 6 3/8s, 4/1/21	Baa2	1,500,000	1,547,565
Bexar Cnty., Hsg. Fin. Auth. Corp. Rev. Bonds (American Opty-Waterford),
Ser. A1, 7s, 12/1/36	Baa1	5,000,000	5,039,400
Crawford Ed. Fac. Rev. Bonds (U. St. Thomas), 5 3/8s, 10/1/27	BBB+	3,985,000	4,111,165
Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Rev. Bonds (American Airlines,
Inc.), 8 1/4s, 11/1/36	Caa2	2,500,000	2,071,650
Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds (American
Airlines, Inc.)
7 1/4s, 11/1/30	Caa2	2,000,000	1,455,860
6 3/8s, 5/1/35	Caa2	3,000,000	1,961,850
Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds, Ser. A, PSFG, 5s,
2/15/29	Aaa	5,000,000	5,143,050
Fort Worth, Higher Ed. Fin. Corp. Rev. Bonds (Wesleyan U.), Ser. A, 6s,
10/1/12	Ba2	1,720,000	1,751,201
Georgetown, Hlth. Fac. Dev. Corp. Rev. Bonds, 6 1/4s, 8/15/29	BB	4,100,000	4,153,013
Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds (Memorial Hermann
Hlth. Care Syst.), Class A, 5 1/4s, 12/1/17	A2	1,500,000	1,597,995
Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B-	2,500,000	2,148,950
(Special Fac. - Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/21	B-	7,000,000	6,174,350
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B-	3,000,000	2,231,070
Lufkin, Hlth. Fac. Dev. Corp. Rev. Bonds (Memorial Hlth. Syst. of East
TX), 5.7s, 2/15/28	BBB+	5,500,000	5,884,780
North East Indpt. School Dist. G.O. Bonds, PSFG, 5s, 8/1/29	Aaa	7,150,000	7,363,857
Round Rock, Hotel Occupancy Tax Rev. Bonds (Convention Ctr.
Complex), 5.85s, 12/1/24	BBB/P	5,265,000	5,187,447
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	8,000,000	8,510,240
Tarrant Cnty., Hlth. Fac. Dev. (TX Hlth. Resource Sys.), Ser. A, MBIA, 5
3/4s, 2/15/12	Aaa	4,000,000	4,410,960
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.), 6s, 7/1/25	Baa3	4,945,000	5,234,480
TX State G.O. Bonds, 6.058s, 9/30/11	Aa1	7,000,000	7,804,300

			93,251,126

Utah (0.5%)
Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw Env.), Ser. A
7 1/2s, 2/1/10	BB-	1,000,000	1,027,750
7.45s, 7/1/17	BB-/P	600,000	637,620
Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev. Bonds (Union Pacific),
Ser. A, 5.7s, 11/1/26	Baa2	4,000,000	4,149,720
UT Cnty., Env. Impt. Rev. Bonds (Marathon Oil), 5.05s, 11/1/17	Baa1	1,950,000	2,046,057

			7,861,147

Vermont (0.2%)
VT Hsg. Fin. Agcy. Rev. Bonds
Ser. 22, FSA, 5s, 11/1/34	Aaa	1,000,000	1,031,800
(Single Fam.), Ser. 23, FSA, 5s, 5/1/34	Aaa	1,500,000	1,556,820

			2,588,620

Virginia (2.5%)
Henrico Cnty. Econ. Dev. Auth. Rev. Bonds (United Methodist), Ser. A,
6.7s, 6/1/27	BB+/P	5,250,000	5,516,122
Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United Methodist), Ser. A, 6
1/2s, 6/1/22	BB+/P	3,000,000	3,175,410
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, FSA, 5.929s, 8/23/27	Aaa	4,000,000	4,582,840
James Cnty., Indl. Dev. Auth. Rev. Bonds (Williamsburg), Ser. A, 6 1/8s,
3/1/32	BB-/P	2,500,000	2,606,725
Peninsula Ports Auth. Rev. Bonds (VA Baptist Homes), Ser. A, 7 3/8s,
12/1/32	B+/P	4,000,000	4,363,800
Suffolk, Redev. & Hsg. Auth. Rev. Bonds (Beach-Oxford Apts.)
6 1/4s, 10/1/33	BB-/P	5,510,000	5,333,230
6.1s, 4/1/26	BB-/P	5,000,000	4,824,550
Tobacco Settlement Fin. Corp. Rev. Bonds, 5 1/2s, 6/1/26	BBB	3,610,000	3,715,412
VA State Hsg. Dev. Auth. Rev. Bonds (Cmnwlth. Mtge.), 3.45s, 10/1/10	Aaa	4,000,000	3,939,400
Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-
Canterbury), Ser. A, 5.3s, 1/1/35	BB/P	1,000,000	997,570
Winchester, Indl. Dev. Auth. Residential Care Fac. Rev. Bonds
(Westminster-Canterbury), Ser. A, 5.2s, 1/1/27	BB/P	300,000	300,390

			39,355,449

Washington (1.2%)
Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s, 6/1/26	BBB	4,735,000	5,131,651
WA State Hsg. Fin. Comm. Rev. Bonds (Single Fam.), Ser. 3A, GNMA
Coll., FNMA Coll., 4.15s, 12/1/25	Aaa	2,475,000	2,444,731
WA State Pub. Pwr. Supply Syst. Rev. Bonds (Nuclear No. 3), Ser. B,
MBIA, 7 1/8s, 7/1/16	Aaa	5,000,000	6,211,950
Washington Cnty., Hsg. & Redev. Auth. Rev. Bonds (Healtheast), 5 1/2s,
11/15/27	Baa3	5,500,000	5,596,470

			19,384,802

West Virginia (0.7%)
Mason Cnty., Poll. Control FRB (Aappalachian Pwr. Co. Project), Ser. L, 5
1/2s, 10/1/22	Baa2	3,475,000	3,553,883

Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn., Inc.), 6.1s, 5/1/29	B2	4,495,000	3,961,578
WV State G.O. Bonds, Ser. D, FGIC, 6 1/2s, 11/1/26	Aaa	3,600,000	4,379,436
			11,894,897

Wisconsin (1.3%)
Badger Tobacco Settlement Asset Securitization Corp. Rev. Bonds
7s, 6/1/28	BBB	2,000,000	2,204,120
6 3/8s, 6/1/32	BBB	13,250,000	14,092,170
WI Hsg. & Econ. Dev. Auth. Rev. Bonds (Home Ownership), Ser. D, 4
7/8s, 3/1/36	Aa2	2,000,000	2,064,340
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton Franciscan Svcs.),
5 1/8s, 8/15/33	A2	2,500,000	2,540,700
			20,901,330

Wyoming (0.3%)
Gillette, Poll. Control VRDN, 2.88s, 1/1/18	VMIG1	4,650,000	4,650,000

Total municipal bonds and notes (cost $1,489,950,707)			$1,551,664,604

PREFERRED STOCKS (1.0%)(a)
		Shares	Value
Charter Mac. Equity Trust 144A Ser. A, 6.625% cum. pfd.		2,000,000	$2,152,900
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A, 6.875% cum.
pfd.		6,000,000	6,515,940

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		6,000,000	6,802,800

Total preferred stocks (cost $14,000,000)			$15,471,640

CORPORATE BONDS AND NOTES (0.3%)(a) (cost $4,500,000)
		Principal amount	Value
GMAC Muni. Mtge. Trust 144A sub. notes Ser. A1-1, 4.15s, 2039		$4,500,000	$4,460,805

COMMON STOCKS (0.0%)(a) (cost $9,057,285)
		Shares	Value
Tembec, Inc. (Canada) (NON)		184,103	$318,469

TOTAL INVESTMENTS
Total investments (cost $1,517,493,839) (b)	$1,571,915,518

Putnam Tax-Free High Yield Fund
FUTURES CONTRACTS OUTSTANDING at 10/31/05 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation
U.S. Treasury Note 5 yr (Short)	1370	$145,070,156	Dec-05	$2,790,167
U.S. Treasury Bond (Short)	287	32,135,031	Dec-05	$1,123,483

Total				$3,913,650

Putnam Tax-Free High Yield Fund
INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/05 (Unaudited)
	Notional Termination	Unrealized
	amount date	appreciation
Agreement with JPMorgan Chase Bank, N.A. dated September 19,
2005 to receive quarterly the notional amount multiplied by 3.693% and
pay quarterly the notional amount multiplied by the BMA.	$35,000,000 3/21/15	$661,882

NOTES

(a) Percentages indicated are based on net assets of $1,596,620,809.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at October 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at October 31, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,516,947,591, resulting in gross unrealized appreciation and depreciation of $82,676,160 and $27,708,233, respectively, or net unrealized appreciation of $54,967,927.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at October 31, 2005 was $9,357,282 or 0.6% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2005.

(F) Security is valued at fair value following procedures approved by the Trustees.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds and FRB are the current interest rates at October 31, 2005.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at October 31, 2005.

The fund had the following industry group concentrations greater than 10% at October 31, 2005 (as a percentage of net assets):

Health care               32.7%
Utilities                     15.9

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: December 29, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: December 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: December 29, 2005